Pensions (Tables)	12 Months Ended
Dec. 31, 2022
Pensions [Abstract]
Schedule of balance sheet
	December 31, 2022	December 31, 2021
Present value of defined benefit obligation	$101,505	$83,205
Fair value of plan assets	(482,957)	(495,059)
Net defined benefit asset	$(381,452)	$(411,854)

Schedule of defined benefit assets
	Present value of
	defined benefit	Fair value of	Net defined
	obligation	plan assets	benefit asset
Year ended December 31, 2022
Balance at January 1	$83,205	$(495,059)	$(411,854)
Interest expense (income)	634	(3,770)	(3,136)
Net exchange differences	(9,014)	49,961	40,947
	74,825	(448,868)	(374,043)
Remeasurements:
Return on plan assets	$-	$(34,089)	$(34,089)
Change in financial assumptions	13,799	-	13,799
Experience adjustments	12,881	-	12,881
	26,680	(34,089)	(7,409)
Balance at December 31	$101,505	$(482,957)	$(381,452)

	Present value of
	defined benefit	Fair value of	Net defined
	obligation	plan assets	benefit asset
Year ended December 31, 2021
Balance at January 1	$86,767	$(472,560)	$(385,793)
Interest expense (income)	371	(2,018)	(1,647)
Net exchange differences	2,435	(13,762)	(11,327)
	89,573	(488,340)	(398,767)
Remeasurements:
Return on plan assets	$-	$(6,719)	$(6,719)
Change in financial assumptions	(5,900)	-	(5,900)
Experience adjustments	(468)	-	(468)
	(6,368)	(6,719)	(13,087)
Balance at December 31	$83,205	$(495,059)	$(411,854)

Schedule of principal actuarial assumptions
	Year ended December 31, 2022	Year ended December 31, 2021
Discount rate	1.48%	0.82%
Future salary increases	5.00%	3.50%

Schedule of present value of defined benefit obligation
	Discount rate		Future salary increases
	Increase 0.5%	Decrease 0.5%	Increase 0.5%	Decrease 0.5%
December 31, 2022
Effect on present value of defined benefit obligation	$(8,597)	$9,541	$9,150	$(8,369)
December 31, 2021
Effect on present value of defined benefit obligation	$(6,864)	$7,551	$7,298	$(6,720)

Schedule of analysis of timing of the future pension payment
Within 1 year	$-
1-2 year(s)	-
2-5 years	31,838
Over 5 years	412,257
$444,095